Share-Based Compensation	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Compensation
21.
Share-based compensation

In 2021 and 2022, the share option program was expanded to include more senior executives and other core Group personnel. The share-based awards are used to attract, incentivize and retain employees over the long-term by the management of the Group.

Share-based compensation expense

According to IFRS 2, this accelerates the recognition of compensation expenses resulting in a higher proportion of expenses being recognized in the early years of overall plan.

GDR Options

The fair value of GDR options at the date of grant is determined using the Black-Scholes model. The fair value determined at the grant date is expensed over the five year vesting period, based on the Group’s estimate of the number of GDR options that will eventually vest. Recipients of GDR options are entitled to receive dividends once GDR options vested and exercised.

The inputs into the Black-Scholes model are as follows:

	2022	2023	2024
Black-Scholes model inputs:
Weighted average share price in USD	63.7	67.3	68.4
Expected volatility	43.5%	42.4%	42.1%
Risk-free rate	3.6%	4.2%	4.3%
Dividend yield	7.0%	7.0%	7.0%

Expected volatility is based on the historical share price volatility over the past 3 years.

The following table summarizes the details of the GDR options outstanding:

	2023	2024
	(GDRs)	(GDRs)

Outstanding at the beginning of the period	2,266,166	2,202,438
Granted	564,800	142,970
Forfeited	(9,740)	—
Exercised	(618,788)	(747,178)
Expired	-	-

Outstanding at the end of the period	2,202,438	1,598,230

The following table represents Share-based compensation reserve outstanding:

Share-Based Compensation reserve

31 December 2022	29,274
GDR options accrued	20,859
GDR options exercised	(15,323)

31 December 2023	34,810
GDR options accrued	16,963
GDR options exercised	(19,999)

31 December 2024	31,774